As filed with the Securities and Exchange Commission on March 10, 2005

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-21123

AGILEX FUNDS

(Exact name of registrant as specified in charter)

1200 South Pine Island Road, Suite 300 Plantation, Florida	33324
(Address of principal executive offices)	(Zip code)

Robert M. Gunville

1200 South Pine Island Road, Suite 300

Plantation, Florida 33324

(Name and address of agent for service)

Registrant’s telephone number, including area code 1-866-726-1700

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1.	Shareholders Report.

AGILEX FUNDS

PRINCIPAL PROTECTED 500 SERIES I

PRINCIPAL PROTECTED 100 SERIES I

PRINCIPAL PROTECTED 2000 SERIES I

PRINCIPAL PROTECTED 400 SERIES I

PRINCIPAL PROTECTED LS SERIES I

500 PROTECTED GROWTH FUND II

100 PROTECTED GROWTH FUND II

400 PROTECTED GROWTH FUND II

2000 PROTECTED GROWTH FUND II

TOTAL INDEX PROTECTED GROWTH FUND II

LS PROTECTED GROWTH FUND II

TOTAL INDEX GROWTH FUND III

ANNUAL REPORT

DECEMBER 31, 2004

AGILEX Funds

Annual Report to Shareholders

December 31, 2004

Dear Shareholders:

First of all, from all members of the AGILEX team we would like to thank our shareholders for the support you have given us during 2004. While there were many challenges and some changes in 2004 we want all of our shareholders to know that their interests are foremost in our minds. We remain ever diligent in the management of your funds that you have entrusted with us.

The challenges AGILEX Funds faced in 2004 were on an array of fronts. Foremost was that of both the stock and bond markets, which were quite volatile. The economic upturn, which slowed a bit during the spring and early summer, once again reinvigorated itself in the fall. While not all sectors of the economy surged ahead, those related to employment, industrial production, and productivity continued to point to some firming within business activity.

The Federal Reserve’s (“The Fed”) decision to raise interest rates four times since this tightening cycle commenced signals that they remain confident in the ability of the economy to grow. Investors must keep in mind that rates are still low on a historical basis and these rate increases should not slow business activity enough to hurt expansion. The Fed’s focus now is to allow business activity to remain strong while keeping any inflationary threats under control.

As questions regarding the economy lingered throughout the early part of the year, the stock market, after declining in the first three-quarters of the year staged a resounding comeback in the fourth quarter. The effect of global terrorism, the war in Iraq, the election, quality of earnings, oil prices, and the direction of interest rates all played key roles in the fluctuation of both the stock and bond markets in 2004.

In addition to the challenges of the equity and bond markets’ in 2004, change played a key role with regard to the AGILEX Funds. In early summer, the Adviser decided to make a change in the management of the Funds. We decided to bring the portfolio management of the Funds inside, instead of utilizing an outside Subadviser. The change took effect October 1st and the results were immediate as most all the Funds had very positive fourth quarter performance.

As we transition into 2005 the challenges of navigating the stock and bond markets still remain. We utilize three broad indicators to guide our market strategy. These indicators are valuation, monetary, and psychology. During the fourth quarter, our psychology indicator started to deteriorate and turn negative. As a result we took many profits out of the respective portfolios late in the fourth quarter as the market began to digest its gains, which we anticipated. While both the monetary and valuation indicators remain positive, psychology drives the market. As a result we have only a slight bias to the long side in the Funds currently. When the psychology indicator again turns positive, we anticipate once again increasing our bias to the long side.

It is our belief that over time our ability to transition in and out of the market at opportune times will allow us to capture performance. In addition, our philosophy of taking gains when appropriate allows us to continually build the investable cash in the portfolios. The more the investable cash each portfolio has, the more flexibility in investing in the option market. The profits we took late in the fourth quarter allowed us to build our investable cash, which we intend to utilize in a productive manner in 2005.

In conclusion, we would like to again express our thanks to our shareholders and once again please realize we take our responsibility of investing your funds very seriously. We look forward to a very exciting 2005.

Sincerely,

Robert M. Gunville
President

AGILEX Funds

Principal Protection Feature

December 31, 2004

Your Protected Amount will equal 90% (100% for Series I) of your initial investment, including any sales load charged on the purchase of shares of the Fund, as of the Investment Date. You may not increase your Protected Amount in a Fund during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

You may not redeem (sell) or exchange any of your shares of a Fund prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Fund at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Fund, including the amount of the redemption. Further, if you redeem all your shares in a Fund prior to the Principal Protection Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

Your dividends and other distributions from a Fund must be automatically reinvested in additional shares of the Fund in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or other distributions in cash, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value as of the date the dividend or other distribution is declared.

In addition, you may not receive your Protected Amount at the Principal Protection Maturity Date if:

Each Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, each Fund typically will maintain a cash reserve of approximately 5% of its net assets for the purpose of paying its expenses.

Each Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While each fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

AGILEX Funds

Principal Protected 500 Series I

December 31, 2004 (Unaudited)

The Blue Shares of the AGILEX Principal Protected 500 Series I Fund returned (0.41)% for the year. That was below the S&P 500 Index, which returned 10.88% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in the Index. As a result the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

	1 Year Ended 12/31/04	7/7/03* to 12/31/04
AGILEX Principal Protected 500 Series I — Blue Shares	(0.41)%	(1.62)%
AGILEX Principal Protected 500 Series I — Green Shares	(0.61)%	(1.75)%
AGILEX Principal Protected 500 Series I — Blue Shares**	(4.68)%	(4.42)%
AGILEX Principal Protected 500 Series I — Green Shares**	(3.85)%	(3.94)%
S&P 500 Index	10.88%	15.43%

*	While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning July 7, 2003.

**	Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX Principal Protected 500 Series I Blue Shares and the S&P 500 Index if you had invested $10,000 on July 7, 2003. The performance of Green Shares will vary based upon different class specific expenses and sales charges. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

Principal Protected 500 Series I

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31,2004*
Blue Shares
Actual	$1,000.00	$1,011.40	$24.27	4.80%
Hypothetical (5% average annual return before expenses)	$1,000.00	$1,001.01	$24.14	4.80%

Green Shares
Actual	$1,000.00	$1,009.30	$26.01	5.15%
Hypothetical (5% average annual return before expenses)	$1,000.00	$999.25	$25.88	5.15%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	86.0%
Option	9.3

Total Investments	95.3
Cash and other assets, less liabilities	4.7

Net Assets	100.0%

AGILEX Funds

Principal Protected 500 Series I: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 86.0%
U.S. Treasury Security — 86.0%
U.S. Treasury Strips 0.00% due 05/15/10 (Cost $2,792,482)	$3,333,500	$2,736,673

	Number of Contracts
Option — 9.3%
Call Option — 9.3%
S&P 500 Composite Stock Index June 2005, strike price @ $1,025 (Cost $217,245)	15	295,500

Total Investments — 95.3% (Cost $3,009,727)		3,032,173

Cash and other assets less liabilities — 4.7%		151,131

Net Assets — 100.0%		$3,183,304

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Principal Protected 100 Series I

December 31, 2004 (Unaudited)

The Blue Shares of the AGILEX Principal Protected 100 Series I Fund returned (4.96)% for the year. That was below the NASDAQ 100 Index, which returned 10.75% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

	1 Year Ended 12/31/04	7/7/03* to 12/31/04
AGILEX Principal Protected 100 Series I — Blue Shares	(4.96)%	(3.84)%
AGILEX Principal Protected 100 Series I — Green Shares	(4.96)%	(3.84)%
AGILEX Principal Protected 100 Series I — Blue Shares**	(9.01)%	(6.58)%
AGILEX Principal Protected 100 Series I — Green Shares**	(8.03)%	(5.97)%
Nasdaq 100 Index	10.75%	17.39%

*	While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning July 7, 2003.

**	Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX Principal Protected 100 Series I Blue Shares and the Nasdaq 100 Index if you had invested $10,000 on July 7, 2003. The performance of Green Shares will vary based upon the different class specific expenses and sales charges. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted. Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

Principal Protected 100 Series I

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Blue Shares
Actual	$1,000.00	$997.90	$25.76	5.13%
Hypothetical (5% average annual return before expenses)	$1,000.00	$999.35	$25.78	5.13%

Green Shares
Actual	$1,000.00	$998.60	$27.48	5.47%
Hypothetical (5% average annual return before expenses)	$1,000.00	$997.64	$27.47	5.47%

*	Multiplied by the average account value over the period, multipled by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	90.5%
Option	4.8

Total Investments	95.3
Cash and other assets, less liabilities	4.7

Net Assets	100.0%

AGILEX Funds

Principal Protected 100 Series I: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 90.5%
U.S. Treasury Security — 90.5%
U.S. Treasury Strips 0.00% due 05/15/10 (Cost $1,476,317)	$1,762,500	$1,446,944

	Number of Contracts
Option — 4.8%
Call Option — 4.8%
Nasdaq-100 Index Tracking Stock (QQQ) June 2005, strike price @ $30 (Cost $69,925)	75	77,250

Total Investments — 95.3% (Cost $1,546,242)		1,524,194

Cash and other assets less liabilities — 4.7%		75,217

Net Assets — 100.0%		$1,599,411

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Principal Protected 2000 Series I

December 31, 2004 (Unaudited)

The Blue Shares of the AGILEX Principal Protected 2000 Series I Fund returned 3.03% for the year. That was below the Russell 2000 Index, which returned 18.44% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

	1 Year Ended 12/31/04	7/7/03* to 12/31/04
AGILEX Principal Protected 2000 Series I — Blue Shares	3.03%	2.62%
AGILEX Principal Protected 2000 Series I — Green Shares	2.83%	2.56%
AGILEX Principal Protected 2000 Series I — Blue Shares**	(1.38)%	(0.30)%
AGILEX Principal Protected 2000 Series I — Green Shares**	(0.51)%	0.28%
Russell 2000 Index	18.44%	26.78%

*	While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning July 7, 2003.

**	Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX Principal Protected 2000 Series I Blue Shares and the Russell 2000 Index if you had invested $10,000 on July 7, 2003. The performance of Green Shares will vary based upon the different class specific expenses and sales charges. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

Principal Protected 2000 Series I

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Blue Shares
Actual	$1,000.00	$1,042.00	$26.74	4.20%
Hypothetical (5% average annual return before expenses)	$1,000.00	$998.94	$26.18	4.20%

Green Shares
Actual	$1,000.00	$1,042.00	$29.46	5.74%
Hypothetical (5% average annual return before expenses)	$1,000.00	$996.28	$28.80	5.74%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	82.1%
Option	8.3

Total Investments	90.4
Cash and other assets, less liabilities	9.6

Net Assets	100.0%

AGILEX Funds

Principal Protected 2000 Series I: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 82.1%
U.S. Treasury Security — 82.1%
U.S. Treasury Strips 0.00% due 05/15/10 (Cost $1,051,699)	$1,255,500	$1,030,717

	Number of Contracts
Option — 8.3%
Call Option — 8.3%
Russell 2000 Index June 2005, strike price @ $600 (Cost $105,896)	15	103,950

Total Investments — 90.4% (Cost $1,157,595)		1,134,667

Cash and other assets less liabilities — 9.6%		120,056

Net Assets — 100.0%		$1,254,723

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Principal Protected 400 Series I

December 31, 2004 (Unaudited)

The Blue Shares of the AGILEX Principal Protected 400 Series I Fund returned 1.71 % for the year. That was below the S&P Mid-Cap 400 Index, which returned 16.49% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

	1 Year Ended 12/31/04	7/7/03* to 12/31/04
AGILEX Principal Protected 400 Series I — Blue Shares	1.71%	0.78%
AGILEX Principal Protected 400 Series I — Green Shares	1.50%	0.71%
AGILEX Principal Protected 400 Series I — Blue Shares**	(2.66)%	(2.10)%
AGILEX Principal Protected 400 Series I — Green Shares**	(1.80)%	(1.53)%
S&P Mid-Cap 400 Index	16.49%	23.14%

*	While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning July 7, 2003.

**	Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX Principal Protected 400 Series I Blue Shares and the S&P Mid-Cap 400 Index if you had invested $10,000 on July 7, 2003. The performance of Green Shares will vary based upon the different class specific expenses and sales charges. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

Principal Protected 400 Series I

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Raio During Period July 1, 2004 - December 31, 2004*
Blue Shares
Actual	$1,000.00	$1,041.50	$26.38	5.14%
Hypothetical (5% average annual return before expenses)	$1,000.00	$999.30	$25.83	5.14%

Green Shares
Actual	$1,000.00	$1,041.50	$28.89	5.63%
Hypothetical (5% average annual return before expenses)	$1,000.00	$996.83	$28.26	5.63%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	82.4%
Option	13.6

Total Investments	96.0
Cash and other assets, less liabilities	4.0

Net Assets	100.0%

AGILEX Funds

Principal Protected 400 Series I: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 82.4%
U.S. Treasury Security — 82.4%
U.S. Treasury Strips 0.00% due 05/15/10 (Cost $1,106,994)	$1,321,500	$1,084,900

	Number of Contracts
Option — 13.6%
Call Option — 13.6%
S&P Mid-Cap 400 Index June 2005, strike price @ $550 (Cost $142,155)	15	178,425

Total Investments — 96.0% (Cost $1,249,149)		1,263,325

Cash and other assets less liabilities — 4.0%		52,321

Net Assets — 100.0%		$1,315,646

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Principal Protected LS Series I

December 31, 2004 (Unaudited)

The Blue Shares of the AGILEX Principal Protected LS Series I Fund returned (1.88)% for the year. That was below the S&P 500 Index, which returned 10.88% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

	1 Year Ended 12/31/04	7/7/03* to 12/31/04
AGILEX Principal Protected LS Series I — Blue Shares	(1.88)%	(0.89)%
AGILEX Principal Protected LS Series I — Green Shares	(1.78)%	(0.89)%
AGILEX Principal Protected LS Series I — Blue Shares**	(6.05)%	(3.71)%
AGILEX Principal Protected LS Series I — Green Shares**	(6.94)%	(4.39)%
S&P 500 Index	10.88%	15.43%

*	While the Fund commenced operations on April 17, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning July 7, 2003.

**	Performance includes a maximum 4.25% Class Blue share front-end sales charge and a 3.25% maximum Class Green share front-end sales charge.

All total returns in excess of one year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX Principal Protected LS Series I Blue Shares and the S&P 500 Index if you had invested $10,000 on July 7, 2003. The performance of Green Shares will vary based upon the different class specific expenses and sales charges. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

Principal Protected LS Series I

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Blue Shares
Actual	$1,000.00	$1,002.50	$25.92	5.15%
Hypothetical (5% average annual return before expenses)	$1,000.00	$999.25	$25.88	5.15%
Green Shares
Actual	$1,000.00	$1,002.50	$26.68	5.30%
Hypothetical (5% average annual return before expenses)	$1,000.00	$998.49	$26.62	5.30%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	85.9%
Options	6.9

Total Investments	92.8
Cash and other assets, less liabilities	7.2

Net Assets	100.0%

AGILEX Funds

Principal Protected LS Series I: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 85.9%
U.S. Treasury Security — 85.9%
U.S. Treasury Strips 0.00% due 05/15/10 (Cost $829,202)	$990,000	$812,751

	Number of Contracts
Options — 6.9%
Call Options — 6.9%
Russell 2000 Index June 2005, strike price @ $600	3	20,790
S&P 500 Index June 2005, strike price @ $995	2	45,000

Total Options (Cost $47,894)		65,790

Total Investments — 92.8% (Cost $877,096)		878,541

Cash and other assets less liabilities — 7.2%		68,003

Net Assets — 100.0%		$946,544

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

500 Protected Growth Fund II

December 31, 2004 (Unaudited)

The AGILEX 500 Protected Growth Fund II returned 2.10% over the period January 5, 2004 to December 31, 2004. That was below the S&P 500 Index, which returned 9.85% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

1/5/04* to 12/31/04
AGILEX 500 Protected Growth Fund II	2.10%
AGILEX 500 Protected Growth Fund II**	(2.48)%
S&P 500 Index	9.85%

*	While the Fund commenced operations on October 2, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**	Performance includes a maximum 4.50% front-end sales charge.

All total returns less than one year are cumulative returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX 500 Protected Growth Fund II and the S&P 500 Index if you had invested $10,000 on January 5, 2004.

The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

500 Protected Growth Fund II

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Actual	$1,000.00	$1,054.80	$24.33	4.71%
Hypothetical (5% average annual return before expenses)	$1,000.00	$1,001.46	$23.70	4.71%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	68.4%
Option	21.2

Total Investments	89.6
Cash and other assets, less liabilities	10.4

Net Assets	100.0%

AGILEX Funds

500 Protected Growth Fund II: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 68.4%
U.S. Treasury Security — 68.4%
U.S. Treasury Strips 0.00% due 11/15/10 (Cost $944,750)	$1,190,500	$954,045

	Number of Contracts
Option — 21.2%
Call Option — 21.2%
S&P 500 Composite Stock Index June 2005, strike price @ $1,025 (Cost $225,484)	15	295,500

Total Investments — 89.6% (Cost $1,170,234)		1,249,545

Cash and other assets less liabilities — 10.4%		145,134

Net Assets — 100.0%		$1,394,679

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

100 Protected Growth Fund II

December 31, 2004 (Unaudited)

The AGILEX 100 Protected Growth Fund II returned (8.70)% over the period January 5, 2004 to December 31, 2004. That was below the NASDAQ 100 Index, which returned 8.62% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

1/5/04* to 12/31/04
AGILEX 100 Protected Growth Fund II	(8.70)%
AGILEX 100 Protected Growth Fund II**	(12.80)%
Nasdaq-100 Index	8.62%

*	While the Fund commenced operations on October 2, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**	Performance includes a maximum 4.50% share front-end sales charge.

All total returns less than one year are cumulative returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX 100 Protected Growth Fund II and the Nasdaq-100 Index if you had invested $10,000 on January 5, 2004.

The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

100 Protected Growth Fund II

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Actual	$1,000.00	$996.70	$23.79	4.74%
Hypothetical (5% average annual return before expenses)	$1,000.00	$1,001.31	$23.85	4.74%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	78.6%
Option	13.7

Total Investments	92.3
Cash and other assets, less liabilities	7.7

Net Assets	100.0%

AGILEX Funds

100 Protected Growth Fund II: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 78.6%
U.S. Treasury Security — 78.6%
U.S. Treasury Strips 0.00% due 11/15/10 (Cost $879,333)	$1,108,000	$887,931

	Number of Contracts
Option — 13.7%
Call Option — 13.7%
Nasdaq-100 Index Tracking Stock (QQQ) June 2005, strike price @ $30 (Cost $140,450)	150	154,500

Total Investments — 92.3% (Cost $1,019,783)		1,042,431

Cash and other assets less liabilities — 7.7%		87,895

Net Assets — 100.0%		$1,130,326

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

400 Protected Growth Fund II

December 31, 2004 (Unaudited)

The AGILEX 400 Protected Growth Fund II returned 4.60% over the period January 5, 2004 to December 31, 2004. That was below the S&P Mid-Cap 400 Index, which returned 15.55% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

1/5/04* to 12/31/04
AGILEX 400 Protected Growth Fund II	4.60%
AGILEX 400 Protected Growth Fund II**	(0.10)%
S&P Mid-Cap 400 Index	15.55%

*	While the Fund commenced operations on October 2, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**	Performance includes a maximum 4.50% front-end sales charge.

All total returns less than one year are cumulative returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX 400 Protected Growth Fund II and the S&P Mid-Cap 400 Index if you had invested $10,000 on January 5, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

400 Protected Growth Fund II

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004- December 31, 2004	Annualized Expense Ratio During Period July 1, 2004- December 31, 2004*
Actual	$1,000.00	$1,085.10	$24.32	4.64%
Hypothetical (5% average annual return before expenses)	$1,000.00	$1,001.81	$23.35	4.64%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	68.4%
Option	23.3

Total Investments	91.7
Cash and other assets, less liabilities	8.3

Net Assets	100.0%

AGILEX Funds

400 Protected Growth Fund II: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 68.4%
U.S. Treasury Security — 68.4%
U.S. Treasury Strips 0.00% due 11/15/10 (Cost $518,617)	$653,500	$523,703

	Number of Contracts
Option — 23.3%
Call Option — 23.3%
S&P Mid-Cap 400 Index June 2005, strike price @ $ 550 (Cost $139,895)	15	178,425

Total Investments — 91.7% (Cost $658,512)		702,128

Cash and other assets less liabilities — 8.3%		63,730

Net Assets — 100.0%		$765,858

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

2000 Protected Growth Fund II

December 31, 2004 (Unaudited)

The AGILEX 2000 Protected Growth Fund II returned 1.90% over the period January 5, 2004 to December 31, 2004. That was below the Russell 2000 Index, which returned 15.93% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

1/5/04* to 12/31/04
AGILEX 2000 Protected Growth Fund II	1.90%
AGILEX 2000 Protected Growth Fund II**	(2.67)%
Russell 2000 Index	15.93%

*	While the Fund commenced operations on October 2, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**	Performance includes a maximum 4.50% front-end sales charge.

All returns less than one year are cumulative returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX 2000 Protected Growth Fund II and the Russell 2000 Index if you had invested $10,000 on January 5, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

2000 Protected Growth Fund II

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Actual	$1,000.00	$1,057.00	$27.40	5.30%
Hypothetical (5% average annual return before expenses)	$1,000.00	$998.49	$26.62	5.30%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	73.3%
Option	9.3

Total Investments	82.6
Cash and other assets, less liabilities	17.4

Net Assets	100.0%

AGILEX Funds

2000 Protected Growth Fund II: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 73.3%
U.S. Treasury Security — 73.3%
U.S. Treasury Strips 0.00% due 11/15/10 (Cost $541,282)	$682,000	$546,543

	Number of Contracts
Option — 9.3%
Call Option — 9.3%
Russell 2000 Index June 2005, strike price @ $ 600 (Cost $71,080)	10	69,300

Total Investments — 82.6% (Cost $612,362)		615,843

Cash and other assets less liabilities — 17.4%		130,083

Net Assets — 100.0%		$745,926

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Total Index Protected Growth Fund II

December 31, 2004 (Unaudited)

The AGILEX Total Index Protected Growth Fund II returned 0.60% over the period January 5, 2004 to December 31, 2004. That was below the S&P 500 Index, which returned 9.85% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

1/5/04* to 12/31/04
AGILEX Total Index Protected Growth Fund II	0.60%
AGILEX Total Index Protected Growth Fund II**	(3.92%)
S&P 500 Index	9.85%

*	While the Fund commenced operations on October 2, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**	Performance includes a maximum 4.50% front-end sales charge.

All returns less than one year are cumulative returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX Total Index Protected Growth Fund II and the S&P 500 Index if you had invested $10,000 on January 5, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

Total Index Protected Growth Fund II

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Actual	$1,000.00	$1,051.20	$24.90	4.83%
Hypothetical (5% average annual return before expenses)	$1,000.00	$1,000.85	$24.29	4.83%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	71.4%
Options	21.6

Total Investments	93.0
Cash and other assets, less liabilities	7.0

Net Assets	100.0%

AGILEX Funds

Total Index Protected Growth Fund II: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 71.4%
U.S. Treasury Security — 71.4%
U.S. Treasury Strips 0.00% due 11/15/10 (Cost $4,357,707)	$5,491,000	$4,400,389

	Number of Contracts
Options — 21.6%
Call Options — 21.6%
S&P Mid-Cap 400 Index June 2005, strike price @ $570	20	203,000
Russell 2000 Index June 2005, strike price @ $600	35	242,550
S&P 500 Composite Stock Index June 2005, strike price @ $995	30	675,000
Nasdaq-100 Index Tracking Stock (QQQ) June 2005, strike price @ $30	200	206,000

Total Options (Cost $1,096,405)		1,326,550

Total Investments — 93.0% (Cost $5,454,112)		5,726,939

Cash and other assets less liabilities — 7.0%		432,292

Net Assets — 100.0%		$6,159,231

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

LS Protected Growth Fund II

December 31, 2004 (Unaudited)

The AGILEX LS Protected Growth Fund II returned (3.50)% over the period January 5, 2004 to December 31, 2004. That was below the S&P 500 Index, which returned 9.85% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period while protecting a shareholder’s Protected Amount over the same seven-year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

1/5/04* to 12/31/04
AGILEX LS Protected Growth Fund II	(3.50)%
AGILEX LS Protected Growth Fund II**	(7.83)%
S&P 500 Index	9.85%

*	While the Fund commenced operations on October 2, 2003, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning January 5, 2004.

**	Performance includes a maximum 4.50% front-end sales charge.

All returns less than one year are cumulative returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX LS Protected Growth Fund II and the S&P 500 Index if you had invested $10,000 on January 5, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

LS Protected Growth Fund II

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Actual	$1,000.00	$1,011.50	$35.70	7.06%
Hypothetical (5% average annual return before expenses)	$1,000.00	$989.64	$35.31	7.06%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	70.4%
Options	19.9

Total Investments	90.3
Cash and other assets, less liabilities	9.7

Net Assets	100.0%

AGILEX Funds

LS Protected Growth Fund II: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 70.4%
U.S. Treasury Security — 70.4%
U.S. Treasury Strips 0.00% due 11/15/10 (Cost $308,686)	$389,000	$311,738

	Number of Contracts
Options — 19.9%
Call Options — 19.9%
Russell 2000 Index June 2005, strike price @ $600	3	20,790
S&P 500 Composite Stock Index June 2005, strike price @ $995	3	67,500

Total Options (Cost $ 61,399)		88,290

Total Investments — 90.3% (Cost $370,085)		400,028

Cash and other assets less liabilities — 9.7%		43,068

Net Assets — 100.0%		$443,096

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Total Index Growth Fund III

December 31, 2004 (Unaudited)

The AGILEX Total Index Growth Fund III returned 7.00% over the period June 7, 2004 to December 31, 2004. That was slightly below the S&P 500 Index, which returned 7.34% over the same period. The Fund’s investment objective is to seek to meet or exceed the performance of the benchmark over a seven-year period with absolute returns. The secondary objective of the Fund is to protect a shareholder’s Protected Amount at the end of the seven year period. When AGILEX Advisors LLC internalized the investment management of the portfolio on October 1, 2004, from the existing Subadviser arrangement, we immediately began to evaluate current positioning. We determined that the key to success was to maintain and build as much investable cash as possible in the Fund. As a result, and based on our indicators, we positioned the portfolio accordingly to take advantage of depressed prices in many indices. As a result, the portfolio performed well in the fourth quarter.

As we head into 2005, many of the options were purchased at the market low in October and have appreciated substantially and we have started to take profits. Taking profits affords us the opportunity to increase the investable cash in our portfolios. Because the principal protected portion of all the Funds constitutes the majority of the overall portfolio it is imperative that we maintain enough investable cash to be able to participate in the equity portion of the portfolios. Taking profits, when our indicators deem it necessary allows us to build our investable cash positions. Currently we still have a long bias in the Fund but our exposure has been greatly reduced. The Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected (legal/administration and other expenses), and its relatively small asset size, which makes it difficult to realize economies of scale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While the Fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the Fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

Total Return

6/7/04* to 12/31/04
AGILEX Total Index Growth Fund III	7.00%
AGILEX Total Index Growth Fund III**	1.90%
S&P 500 Index	7.34%

*	While the Fund commenced operations on March 24, 2004, by initiating the sale of shares, the cash accumulated was employed to achieve the Fund’s investment strategy beginning June 7, 2004.

**	Performance includes a maximum 4.50% front-end sales charge.

All returns less than one year are cumulative returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the AGILEX Total Index Growth Fund III and the S&P 500 Index if you had invested $10,000 on June 7, 2004. The graph and table do not reflect the reduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future results. Performance data quoted represents past performance and current performance may be higher or lower than performance data quoted.

Investment return and principal value will fluctuate and shares when redeemed may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

This must be accompanied or preceded by a prospectus.

AGILEX Funds

Total Index Growth Fund III

December 31, 2004 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2004 and held for the entire six-month period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period July 1, 2004 - December 31, 2004	Annualized Expense Ratio During Period July 1, 2004 - December 31, 2004*
Actual	$1,000.00	$1,055.20	$19.63	3.80%
Hypothetical (5% average annual return before expenses)	$1,000.00	$1,006.03	$19.16	3.80%

*	Multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio Composition

U.S. Treasury Security	66.9%
Options	21.0

Total Investments	87.9
Cash and other assets, less liabilities	12.1

Net Assets	100.0%

AGILEX Funds

Total Index Growth Fund III: Schedule of Investments

December 31, 2004

	Face Amount	Value
Fixed Income Security — 66.9%
U.S. Treasury Security — 66.9%
U.S. Treasury Strips 0.00% due 05/15/11 (Cost $3,655,660)	$4,878,000	$3,795,552

	Number of Contracts
Options — 21.0%
Call Options — 21.0%
Russell 2000 Index June 2005, strike price @ $600	30	207,900
S&P Mid-Cap 400 Index June 2005, strike price @ $570	30	304,500
S&P 500 Composite Stock Index June 2005, strike price @ $995	30	675,000

Total Options (Cost $ 790,570)		1,187,400

Total Investments — 87.9% (Cost $4,446,230)		4,982,952

Cash and other assets less liabilities — 12.1%		686,176

Net Assets — 100.0%		$5,669,128

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Assets and Liabilities

December 31, 2004

	Principal Protected 500 Series I	Principal Protected 100 Series I	Principal Protected 2000 Series I	Principal Protected 400 Series I	Principal Protected LS Series I
ASSETS:
Investment Securities at Cost	$2,792,482	$1,476,317	$1,051,699	$1,106,994	$829,202
Options Purchased at Cost	217,245	69,925	105,896	142,155	47,894

Total Cost	$3,009,727	$1,546,242	$1,157,595	$1,249,149	$877,096

Investment Securities at Value	$2,736,673	$1,446,944	$1,030,717	$1,084,900	$812,751
Options Purchased at Value	295,500	77,250	103,950	178,425	65,790
Cash	249,473	103,916	119,730	78,687	91,432
Receivable for:
Investment Securities Sold	—	—	26,535	—	—
Reimbursement from Advisor	193,571	160,489	152,627	154,424	143,282
Other	967	562	417	418	320

Total Assets	3,476,184	1,789,161	1,433,976	1,496,854	1,113,575

LIABILITIES:
Investment Securities Purchased Payable	39,866	—	—	—	—
Capital Shares Redeemed	11,686	—	6,222	6,056	—
Other Payables:
Administrative	195,004	160,216	152,145	153,024	144,069
Advisory Fees	1,358	691	540	564	664
Distribution and Service Fees	2,570	1,524	1,679	2,559	557
Miscellaneous Fees	2,146	1,342	895	916	827
Trustees’ Fees and Expenses	1,615	871	659	684	1,391
Professional Services	38,635	25,106	17,113	17,405	19,523

Total Liabilities	292,880	189,750	179,253	181,208	167,031

Net Assets	$3,183,304	$1,599,411	$1,254,723	$1,315,646	$946,544

NET ASSETS CONSIST OF:
Paid-in Capital	$3,239,113	$1,716,662	$1,245,536	$1,332,517	$966,998
Accumulated/Undistributed Net Realized Gain (Loss)	(78,255)	(95,203)	32,115	(31,047)	(21,899)
Net Unrealized Appreciation (Depreciation)	22,446	(22,048)	(22,928)	14,176	1,445

Net Assets	$3,183,304	$1,599,411	$1,254,723	$1,315,646	$946,544

MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets	$3,085,511	$1,505,691	$1,151,533	$1,215,225	$848,493

Shares Outstanding (unlimited authorized, $.01 par value)	315,976	160,281	115,131	122,621	88,649

NET ASSET VALUE PER SHARE	$9.77	$9.39	$10.00	$9.91	$9.57

MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per Share/(100% — 4.25% offering price)	$10.20	$9.81	$10.44	$10.35	$9.99

GREEN SHARES:
Net Assets	$97,793	$93,720	$103,190	$100,421	$98,051

Shares Outstanding (unlimited authorized, $.01 par value)	10,025	9,982	10,325	10,141	10,244

NET ASSET VALUE PER SHARE	$9.75	$9.39	$9.99	$9.90	$9.57

MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per Share/(100% — 3.25% offering price)	$10.08	$9.71	$10.33	$10.23	$9.89

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Assets and Liabilities

December 31, 2004 (cont’d)

	500 Protected Growth Fund II	100 Protected Growth Fund II	400 Protected Growth Fund II	2000 Protected Growth Fund II	Total Index Protected Growth Fund II	LS Protected Growth Fund II	Total Index Growth Fund III
ASSETS:
Investment Securities at Cost	$944,750	$879,333	$518,617	$541,282	$4,357,707	$308,686	$3,655,660
Options Purchased at Cost	225,484	140,450	139,895	71,080	1,096,405	61,399	790,570

Total Cost	$1,170,234	$1,019,783	$658,512	$612,362	$5,454,112	$370,085	$4,446,230

Investment Securities at Value	$954,045	$887,931	$523,703	$546,543	$4,400,389	$311,738	$3,795,552
Options Purchased at Value	295,500	154,500	178,425	69,300	1,326,550	88,290	1,187,400
Cash	103,514	102,125	71,853	139,426	504,871	49,329	729,522
Receivable for:
Investment Securities Sold	59,781	—	—	—	—	—	—
Reimbursement from Advisor	110,356	101,387	91,594	89,491	224,028	84,535	145,527
Other	457	360	234	207	1,938	168	—

Total Assets	1,523,653	1,246,303	865,809	844,967	6,457,776	534,060	5,858,001

LIABILITIES:
Other Payables:
Administrative	110,150	101,222	91,458	89,438	223,036	84,421	148,789
Advisory Fees	504	358	265	260	2,140	51	2,014
Distribution and Service Fees	1,820	1,464	933	901	7,574	596	6,729
Miscellaneous Fees	1,122	1,009	803	757	1,740	143	2,736
Trustees’ Fees and Expenses	793	582	361	346	3,075	737	2,550
Professional Services	14,585	11,342	6,131	7,339	60,980	5,016	26,055

Total Liabilities	128,974	115,977	99,951	99,041	298,545	90,964	188,873

Net Assets	$1,394,679	$1,130,326	$765,858	$745,926	$6,159,231	$443,096	$5,669,128

NET ASSETS CONSIST OF:
Paid-in Capital	$1,356,519	$1,244,732	$737,169	$729,017	$6,129,148	$450,054	$5,303,039
Accumulated/Undistributed Net Realized Gain (Loss)	(41,151)	(137,054)	(14,927)	13,428	(242,744)	(36,901)	(170,633)
Net Unrealized Appreciation	79,311	22,648	43,616	3,481	272,827	29,943	536,722

Net Assets	$1,394,679	$1,130,326	$765,858	$745,926	$6,159,231	$443,096	$5,669,128

MAXIMUM OFFERING PRICE PER SHARE:
Net Assets	$1,394,679	$1,130,326	$765,858	$745,926	$6,159,231	$443,096	$5,669,128

Shares Outstanding (unlimited authorized, $.01 par value)	136,625	123,842	73,206	73,179	612,538	45,926	529,631

NET ASSET VALUE PER SHARE	$10.21	$9.13	$10.46	$10.19	$10.06	$9.65	$10.70

MAXIMUM OFFERING PRICE PER SHARE (Net Asset Value Per Share/(100% — 4.50% offering price)	$10.69	$9.56	$10.95	$10.67	$10.53	$10.10	$11.20

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Operations

For the year ended December 31, 2004

	Principal Protected 500 Series I	Principal Protected 100 Series I	Principal Protected 2000 Series I	Principal Protected 400 Series I	Principal Protected LS Series I
INVESTMENT INCOME:
Interest	$108,239	$62,433	$44,383	$45,343	$33,721

EXPENSES:
Advisory Fees (Note C)	28,157	16,126	11,835	11,992	14,140
Distribution and Service Fees (Note E):
Blue Class	31,882	19,248	13,810	13,919	8,689
Green Class	1,092	857	898	877	693
Professional Services	92,279	52,260	38,693	39,113	32,835
Administration (Note G)	147,018	106,901	96,750	97,719	87,781
Shareholder Reports	2,013	1,314	1,126	1,144	949
Trustees’ Fees and Expenses	8,715	5,389	3,893	3,958	3,682
Other	5,506	3,644	2,923	2,926	2,542

Total Expenses	316,662	205,739	169,928	171,648	151,311

Reimbursement of Distribution and Service Fees (Note E)	(2,459)	(3,000)	(2,107)	(2,202)	—
Reimbursement of Administration Fees (Note G)	(138,114)	(101,830)	(93,056)	(93,940)	(84,735)
Waiver of Advisory Fees (Note C)	(19,717)	(11,686)	(8,394)	(8,457)	(6,176)

Net Expenses	156,372	89,223	66,371	67,049	60,400

Net Investment Loss	(48,133)	(26,790)	(21,988)	(21,706)	(26,679)

REALIZED GAIN (LOSS):
Investment Securities	(31,329)	(27,023)	(16,201)	(14,812)	(11,198)
Options	(29,118)	(68,180)	70,308	5,484	(10,701)

Net Realized Gain (Loss)	(60,447)	(95,203)	54,107	(9,328)	(21,899)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION):
Investment Securities	70,570	40,615	28,142	26,833	20,120
Options	30,759	(31,808)	(22,248)	23,323	(2,408)

Net Unrealized Appreciation (Depreciation)	101,329	8,807	5,894	50,156	17,712

Net Realized and Unrealized Gain (Loss)	40,882	(86,396)	60,001	40,828	(4,187)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,251)	$(113,186)	$38,013	$19,122	$(30,866)

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Operations

For the period ended December 31, 2004

	500 Protected Growth Fund II	100 Protected Growth Fund II	400 Protected Growth Fund II	2000 Protected Growth Fund II	Total Index Protected Growth Fund II	LS Protected Growth Fund II	Total Index Growth Fund III*
INVESTMENT INCOME:
Interest	$51,132	$41,509	$25,695	$22,072	$210,200	$17,555	$103,758

EXPENSES:
Advisory Fees (Note C)	10,587	7,575	5,410	4,581	43,671	4,560	16,066
Distribution and Service Fees (Note E)	17,334	13,297	8,753	7,449	70,456	7,276	32,919
Professional Services	36,914	28,929	18,295	17,861	144,696	21,180	49,941
Offering Costs	38,478	30,893	19,650	16,197	141,192	33,590	146,115
Administration (Note G)	114,185	104,293	93,484	91,115	238,947	86,044	154,416
Registration Fees	1,335	1,060	680	575	5,165	992	966
Shareholder Reports	1,508	1,396	1,259	1,206	2,676	770	2,733
Trustees’ Fees and Expenses	5,705	4,411	2,792	2,371	19,993	3,303	10,102
Other	1,747	1,364	823	808	6,585	570	3,423

Total Expenses	227,793	193,218	151,146	142,163	673,381	158,285	416,681

Waiver of Advisory Fees (Note C)	(4,320)	(3,230)	(2,231)	(1,879)	(17,807)	(2,277)	(1,952)
Reimbursement of Administration Fees (Note G)	(109,888)	(101,017)	(91,328)	(89,309)	(221,978)	(84,340)	(145,332)
Reimbursement of Offering Costs	(34,015)	(27,254)	(17,312)	(14,107)	(125,657)	(33,154)	(146,115)

Net Expenses	79,570	61,717	40,275	36,868	307,939	38,514	123,282

Net Investment Loss	(28,438)	(20,208)	(14,580)	(14,796)	(97,739)	(20,959)	(19,524)

REALIZED GAIN (LOSS):
Investment Securities	3,081	959	2,440	305	11,302	(348)	29,674
Options	(32,574)	(138,013)	(5,124)	23,767	(248,521)	(36,550)	(180,783)

Net Realized Gain (Loss)	(29,493)	(137,054)	(2,684)	24,072	(237,219)	(36,898)	(151,109)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION):
Investment Securities	9,296	8,598	5,086	5,261	42,682	3,051	139,892
Options	70,015	14,050	38,530	(1,780)	230,145	26,892	396,830

Net Unrealized Appreciation	79,311	22,648	43,616	3,481	272,827	29,943	536,722

Net Realized and Unrealized Gain (Loss)	49,818	(114,406)	40,932	27,553	35,608	(6,955)	385,613

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,380	$(134,614)	$26,352	$12,757	$(62,131)	$(27,914)	$366,089

*	Commencement of operations for Series III was March 24, 2004.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Changes in Net Assets

	Principal Protected 500 Series I		Principal Protected 100 Series I
	Year Ended December 31, 2004	Period Ended December 31, 2003*	Year Ended December 31, 2004	Period Ended December 31, 2003*
OPERATIONS:
Net Investment Loss	$(48,133)	$(96,180)	$(26,790)	$(68,377)
Net Realized Gain (Loss)	(60,447)	29,358	(95,203)	27,518
Net Unrealized Appreciation (Depreciation)	101,329	(78,883)	8,807	(30,855)

Net Decrease in Net Assets from Operations	(7,251)	(145,705)	(113,186)	(71,714)

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
Distributions from Net Realized Gain	—	—	—	(4,821)
Distributions from Paid-in Capital	—	—	—	(12,294)
Green Shares
Distributions from Net Realized Gain	—	—	—	(388)
Distributions from Paid-in Capital	—	—	—	(988)

Net Decrease in Net Assets Due to Distributions	—	—	—	(18,491)

CAPITAL SHARE TRANSACTIONS BY CLASS:
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,483,419)	4,799,679	(876,024)	2,658,826

Increase/(Decrease) in Net Assets	(1,490,670)	4,653,974	(989,210)	2,568,621
Net Assets, Beginning of Period	4,673,974	20,000	2,588,621	20,000

Net Assets, End of Period	$3,183,304	$4,673,974	$1,599,411	$2,588,621

*	Commencement of operations was April 17, 2003.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Changes in Net Assets

	Principal Protected 2000 Series I		Principal Protected 400 Series I
	Year Ended December 31, 2004	Period Ended December 31, 2003*	Year Ended December 31, 2004	Period Ended December 31, 2003*
OPERATIONS:
Net Investment Loss	$(21,988)	$(44,306)	$(21,706)	$(44,714)
Net Realized Gain (Loss)	54,107	89,213	(9,328)	56,989
Net Unrealized Appreciation (Depreciation)	5,894	(28,822)	50,156	(35,980)

Net Increase (Decrease) in Net Assets from Operations	38,013	16,085	19,122	(23,705)

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
Distributions from Net Realized Gain	(17,491)	(52,857)	(8,893)	(30,869)
Green Shares
Distributions from Net Realized Gain	(1,325)	(2,585)	(642)	(1,472)

Net Decrease in Net Assets Due to Distributions	(18,816)	(55,442)	(9,535)	(32,341)

CAPITAL SHARE TRANSACTIONS BY CLASS:
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(601,895)	1,856,778	(528,749)	1,870,854

Increase (Decrease) in Net Assets	(582,698)	1,817,421	(519,162)	1,814,808
Net Assets, Beginning of Period	1,837,421	20,000	1,834,808	20,000

Net Assets, End of Period	$1,254,723	$1,837,421	$1,315,646	$1,834,808

*	Commencement of operations was April 17, 2003.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Changes in Net Assets

	Principal Protected LS Series I		500 Protected Growth Fund II
	Year Ended December 31, 2004	Period Ended December 31, 2003*	Year Ended December 31, 2004	Period Ended December 31, 2003*
OPERATIONS:
Net Investment Loss	$(26,679)	$(38,633)	$(28,438)	$—
Net Realized Gain (Loss)	(21,899)	57,260	(29,493)	—
Net Unrealized Appreciation (Depreciation)	17,712	(16,267)	79,311	—

Net Increase (Decrease) in Net Assets from Operations	(30,866)	2,360	21,380	—

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
Distributions from Net Realized Gain	(14,548)	(29,509)	—	—
Green Shares
Distributions from Net Realized Gain	(1,590)	(5,722)	—	—

Net Decrease in Net Assets Due to Distributions	(16,138)	(35,231)	—	—

CAPITAL SHARE TRANSACTIONS BY CLASS:
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(417,304)	1,423,723	(552,795)	1,926,094

Increase (Decrease) in Net Assets	(464,308)	1,390,852	(531,415)	1,926,094
Net Assets, Beginning of Period	1,410,852	20,000	1,926,094	—

Net Assets, End of Period	$946,544	$1,410,852	$1,394,679	$1,926,094

*	Commencement of operations was April 17, 2003 and October 2, 2003 for Principal Protected LS Series 1 and 500 Protected Growth Fund II, respectively.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Changes in Net Assets

	100 Protected Growth Fund II		400 Protected Growth Fund II
	Year Ended December 31, 2004	Period Ended December 31, 2003*	Year Ended December 31, 2004	Period Ended December 31, 2003*
OPERATIONS:
Net Investment Loss	$(20,208)	$—	$(14,580)	$—
Net Realized Loss	(137,054)	—	(2,684)	—
Net Unrealized Appreciation	22,648	—	43,616	—

Net Increase (Decrease) in Net Assets from Operations	(134,614)	—	26,352	—

CAPITAL SHARE TRANSACTIONS BY CLASS:
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(281,472)	1,546,412	(244,094)	983,600

Increase (Decrease) in Net Assets	(416,086)	1,546,412	(217,742)	983,600
Net Assets, Beginning of Period	1,546,412	—	983,600	—

Net Assets, End of Period	$1,130,326	$1,546,412	$765,858	$983,600

*	Commencement of operations was October 2, 2003.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Changes in Net Assets

	2000 Protected Growth Fund II		Total Index Protected Growth Fund II
	Year Ended December 31, 2004	Period Ended December 31, 2003*	Year Ended December 31, 2004	Period Ended December 31, 2003*
OPERATIONS:
Net Investment Loss	$(14,796)	$—	$(97,739)	$—
Net Realized Gain (Loss)	24,072	—	(237,219)	—
Net Unrealized Appreciation	3,481	—	272,827	—

Net Increase (Decrease) in Net Assets from Operations	12,757	—	(62,131)	—

CAPITAL SHARE TRANSACTIONS BY CLASS:
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(87,175)	820,344	(1,904,109)	8,125,471

Increase (Decrease) in Net Assets	(74,418)	820,344	(1,966,240)	8,125,471
Net Assets, Beginning of Period	820,344	—	8,125,471	—

Net Assets, End of Period	$745,926	$820,344	$6,159,231	$8,125,471

*	Commencement of operations was October 2, 2003.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Statements of Changes in Net Assets

	LS Protected Growth Fund II		Total Index Growth Fund III
	Year Ended December 31, 2004	Period Ended December 31, 2003*	Period Ended December 31, 2004*
OPERATIONS:
Net Investment Loss	$(20,959)	$—	$(19,524)
Net Realized Loss	(36,898)	(3)	(151,109)
Net Unrealized Appreciation	29,943	—	536,722

Net Increase (Decrease) in Net Assets from Operations	(27,914)	(3)	366,089

CAPITAL SHARE TRANSACTIONS BY CLASS:
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(247,581)	718,594	5,303,039

Increase (Decrease) in Net Assets	(275,495)	718,591	5,669,128
Net Assets, Beginning of Period	718,591	—	—

Net Assets, End of Period	$443,096	$718,591	$5,669,128

*	Commencement of operations was October 2, 2003 and March 24, 2004 for LS Protected Growth Fund II and Total Index Growth Fund III, respectively.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 500 Series I

	Blue Shares			Green Shares
	Year Ended December 31, 2004	Period Ended December 31, 2003*		Year Ended December 31, 2004	Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.81	$10.00		$9.81	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.13)	(0.19)		(0.12)	(0.19)
Net Realized and Unrealized Loss	0.09	(0.00	)(c)	0.06	(0.00	)(c)

Total from Investment Operations	(0.04)	(0.19)		(0.06)	(0.19)

Net Asset Value, End of Period	$9.77	$9.81		$9.75	$9.81

Total Return (a)	(0.41)%	(2.00	)%(b)	(0.61)%	(2.00	)%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$3,086	$4,092		$98	$582
Ratio of Expenses to Average Net Assets
Before Expense Waivers and Reimbursements (e)	8.65%	6.90	%***	8.49%	6.90	%***
After Expense Waivers and Reimbursements	4.27%	5.29	%***	4.18%	5.29	%***
Ratio of Net Investment Loss to Average Net Assets
Before Expense Waivers and Reimbursements (e)	(5.68)%	(4.41	)%***	(5.53)%	(4.41	)%***
After Expense Waivers and Reimbursements	(1.31)%	(2.80	)%***	(1.23)%	(2.80	)%***
Portfolio Turnover Rate (d)	0%	48%		0%	48%

*	Commencement of operations was April 17, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Amount represents less than $0.005 per share.

(d)	Does not include the effect of short-term options.

(e)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years were equal to $62,406 and $147,018, respectively. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 100 Series I

	Blue Shares			Green Shares
	Year Ended December 31, 2004	Period Ended December 31, 2003*		Year Ended December 31, 2004	Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.88	$10.00		$9.88	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.12)	(0.22)		(0.15)	(0.22)
Net Realized and Unrealized Gain (Loss)	(0.37)	0.16		(0.34)	0.16

Total from Investment Operations	(0.49)	(0.06)		(0.49)	(0.06)

Less Distributions:
Distributions from Net Realized Gains	0.00	(0.02)		0.00	(0.02)
Distributions from Paid-in Capital	0.00	(0.04)		0.00	(0.04)

Total Distributions	0.00	(0.06)		0.00	(0.06)

Net Asset Value, End of Period	$9.39	$9.88		$9.39	$9.88

Total Return (a)	(4.96)%	(0.74	)%(b)	(4.96)%	(0.74	)%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,506	$2,490		$94	$99
Ratio of Expenses to Average Net Assets
Before Expense Waivers and Reimbursements (d)	9.99%	8.60	%***	10.14%	8.60	%***
After Expense Waivers and Reimbursements	4.32%	5.86	%***	4.63%	5.86	%***
Ratio of Net Investment Loss to Average Net Assets
Before Expense Waivers and Reimbursements (d)	(6.96)%	(6.01	)%***	(7.10)%	(6.01	)%***
After Expense Waivers and Reimbursements	(1.29)%	(3.27	)%***	(1.59)%	(3.27	)%***
Portfolio Turnover Rate (c)	0%	63%		0%	63%

*	Commencement of operations was April 17, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years were equal to $61,979 and $106,901, respectively. Under an agreement with the trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 2000 Series I

	Blue Shares			Green Shares
	Year Ended December 31, 2004	Period Ended December 31, 2003*		Year Ended December 31, 2004	Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.84	$10.00		$9.85	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.14)	(0.21)		(0.18)	(0.21)
Net Realized and Unrealized Gain	0.43	0.31		0.45	0.32

Total from Investment Operations	0.29	0.10		0.27	0.11

Less Distributions:
Distributions from Net Realized Gains	(0.13)	(0.26)		(0.13)	(0.26)

Net Asset Value, End of Period	$10.00	$9.84		$9.99	$9.85

Total Return (a)	3.03%	0.87	%(b)	2.83%	0.97	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,152	$1,737		$103	$101
Ratio of Expenses to Average Net Assets
Before Expense Waivers and Reimbursements (d)	11.12%	9.61	%***	11.29%	9.61	%***
After Expense Waivers and Reimbursements	4.32%	5.60	%***	4.72%	5.60	%***
Ratio of Net Investment Loss to Average Net Assets
Before Expense Waivers and Reimbursements (d)	(8.21)%	(7.06	)%***	(8.38)%	(7.06	)%***
After Expense Waivers and Reimbursements	(1.42)%	(3.05	)%***	(1.81)%	(3.05	)%***
Portfolio Turnover Rate (c)	0%	69%		0%	69%

*	Commencement of operations was April 17, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years were equal to $61,609 and $96,750, respectively. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected 400 Series I

	Blue Shares			Green Shares
	Year Ended December 31, 2004	Period Ended December 31, 2003*		Year Ended December 31, 2004	Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.81	$10.00		$9.82	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.13)	(0.20)		(0.17)	(0.20)
Net Realized and Unrealized Gain	0.29	0.16		0.31	0.17

Total from Investment Operations	0.16	(0.04)		0.14	(0.03)

Less Distributions:
Distributions from Net Realized Gains	(0.06)	(0.15)		(0.06)	(0.15)

Net Asset Value, End of Period	$9.91	$9.81		$9.90	$9.82

Total Return (a)	1.71%	(0.54	)%(b)	1.50%	(0.44	)%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,215	$1,735		$100	$99
Ratio of Expenses to Average Net Assets
Before Expense Waivers and Reimbursements (d)	11.04%	9.54	%***	11.19%	9.54	%***
After Expense Waivers and Reimbursements	4.29%	5.59	%***	4.65%	5.59	%***
Ratio of Net Investment Loss to Average Net Assets
Before Expense Waivers and Reimbursements (d)	(8.12)%	(6.98	)%***	(8.33)%	(6.98	)%***
After Expense Waivers and Reimbursements	(1.37)%	(3.03)%		(1.73)%	(3.03	)%***
Portfolio Turnover Rate (c)	0%	61%		0%	61%

*	Commencement of operations was April 17, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years were equal to $61,614 and $97,719, respectively. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Principal Protected LS Series I

	Blue Shares			Green Shares
	Year Ended December 31, 2004	Period Ended December 31, 2003*		Year Ended December 31, 2004	Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.92	$10.00		$9.91	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.22)	(0.19)		(0.23)	(0.19)
Net Realized and Unrealized Gain	0.03	0.26		0.05	0.25

Total from Investment Operations	(0.19)	0.07		(0.18)	0.06

Less Distributions:
Distributions from Net Realized Gains	(0.16)	(0.15)		(0.16)	(0.15)

Net Asset Value, End of Period	$9.57	$9.92		$9.57	$9.91

Total Return (a)	(1.88)%	0.67	%(b)	(1.78)%	0.57	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$848	$1,311		$98	$100
Ratio of Expenses to Average Net Assets
Before Expense Waivers and Reimbursements (d)	12.87%	9.24	%***	12.95%	9.24	%***
After Expense Waivers and Reimbursements	5.13%	5.17	%***	5.26%	5.17	%***
Ratio of Net Investment Loss to Average Net Assets
Before Expense Waivers and Reimbursements (d)	(10.00)%	(6.76	)%***	(10.07)%	(6.76	)%***
After Expense Waivers and Reimbursements	(2.26)%	(2.69	)%***	(2.38)%	(2.69	)%***
Portfolio Turnover Rate (c)	0%	101%		0%	101%

*	Commencement of operations was April 17, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years were equal to $61,687 and $87,781, respectively. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

500 Protected Growth Fund II

	Year Ended December 31, 2004		Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.16)		0.00
Net Realized and Unrealized Gain	0.37		—

Total From Investment Operations	0.21		0.00

Net Asset Value, End of Period	$10.21		$10.00

Total Return (a)	2.10%		0.00	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,395		$1,926
Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	12.98	%(d)	2.99	%***
After Expense Waivers and Reimbursements	4.53%		0.60	%***
Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(10.07	)%(d)	(2.38	)%***
After Expense Waivers and Reimbursements	(1.62)%		0.00	%***
Portfolio Turnover Rate (c)	62%		N/A

*	Commencement of operations was October 2, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $114,185. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

100 Protected Growth Fund II

	Year Ended December 31, 2004		Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.14)		0.00
Net Realized and Unrealized Loss	(0.73)		—

Total From Investment Operations	(0.87)		0.00

Net Asset Value, End of Period	$9.13		$10.00

Total Return (a)	(8.70)%		0.00	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,130		$1,546
Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	14.35	%(d)	3.00	%***
After Expense Waivers and Reimbursements	4.59%		0.59	%***
Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(11.27	)%(d)	(2.42	)%***
After Expense Waivers and Reimbursements	(1.51)%		0.00	%***
Portfolio Turnover Rate (c)	47%		N/A

*	Commencement of operations was October 2, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $104,293. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented

400 Protected Growth Fund II

	Year Ended December 31, 2004		Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.16)		0.00
Net Realized and Unrealized Gain (Loss)	0.62		—

Total From Investment Operations	0.46		0.00

Net Asset Value, End of Period	$10.46		$10.00

Total Return (a)	4.60%		0.00	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$766		$984
Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	17.06	%(d)	3.00	%***
After Expense Waivers and Reimbursements	4.54%		0.57	%***
Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(14.16	)%(d)	(2.43	)%***
After Expense Waivers and Reimbursements	(1.64)%		0.00	%***
Portfolio Turnover Rate (c)	57%		N/A

*	Commencement of operations was October 2, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $93,484. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

2000 Protected Growth Fund II

	Year Ended December 31, 2004		Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.19)		0.00
Net Realized and Unrealized Gain	0.38		—

Total From Investment Operations	0.19		0.00

Net Asset Value, End of Period	$10.19		$10.00

Total Return (a)	1.90%		0.00	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$746		$820
Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	18.86	%(d)	3.00	%***
After Expense Waivers and Reimbursements	4.89%		0.51	%***
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(15.93	)%(d)	(2.49	)%***
After Expense Waivers and Reimbursements	(1.96)%		0.00	%***
Portfolio Turnover Rate (c)	31%		N/A

*	Commencement of operations was October 2, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $91,115. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

Total Index Protected Growth Fund II

	Year Ended December 31, 2004		Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.13)		0.00
Net Realized and Unrealized Gain	0.19		—

Total From Investment Operations	0.06		0.00

Net Asset Value, End of Period	$10.06		$10.00

Total Return (a)	0.60%		0.00	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$6,159		$8,125
Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	9.45	%(d)	3.00	%***
After Expense Waivers and Reimbursements	4.33%		0.42	%***
Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(6.51	)%(d)	(2.58	)%***
After Expense Waivers and Reimbursements	(1.38)%		0.00	%***
Portfolio Turnover Rate (c)	59%		N/A

*	Commencement of operations was October 2, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Does not include the effect of short-term options.

(d)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $238,947. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented

LS Protected Growth Fund II

	Year Ended December 31, 2004		Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$10.00		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.27)		0.00
Net Realized and Unrealized Loss	(0.08)		(0.00	)(c)

Total From Investment Operations	(0.35)		0.00

Net Asset Value, End of Period	$9.65		$10.00

Total Return (a)	(3.50)%		0.00	%(b)
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$443		$719
Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	21.21	%(e)	2.99	%***
After Expense Waivers and Reimbursements	5.16%		0.44	%***
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(18.86	)%(e)	(2.54	)%***
After Expense Waivers and Reimbursements	(2.81)%		0.00	%***
Portfolio Turnover Rate (d)	63%		N/A

*	Commencement of operations was October 2, 2003.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized

(a)	Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Non-annualized.

(c)	Amount represents less than $0.01 per share.

(d)	Does not include the effect of short-term options.

(e)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $86,044. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented

Total Index Growth Fund III

	Period Ended December 31, 2004*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss**	(0.04)
Net Realized and Unrealized Gain	0.74

Total From Investment Operations	0.70

Net Asset Value, End of Period	$10.70

Total Return (a)	7.00%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$5,669
Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	10.15	%***(c)
After Expense Waivers and Reimbursements	3.00	%***
Ratio of Net Investment Loss to Average Net Assets:
Before Expense Waivers and Reimbursements	(7.62	)%***(c)
After Expense Waivers and Reimbursements	(0.47	)%***
Portfolio Turnover Rate(b)	20%

*	Commencement of operations was March 24, 2004.

**	The net investment loss per share data was determined using average shares outstanding throughout the period.

***	Annualized.

(a)	Total return is non- annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Does not include the effect of short-term options.

(c)	Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), each fund is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $154,416. Under an agreement with the Trust, AGILEX Advisors LLC has agreed to pay any administrative fees in excess of 0.20% of the fund’s average daily net assets.

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

AGILEX Funds

Notes to Financial Statements

December 31, 2004

A. Organization: AGILEX Funds (the “Trust”) was organized as a Delaware Statutory Trust on March 26, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of December 31, 2004, the Trust is comprised of three series (“Series I”, “Series II” and “Series III”). Series I consists of five portfolios: Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I and Principal Protected LS Series I, while Series II is comprised of six portfolios: 500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II and LS Protected Growth Fund II, and Series III is comprised of one portfolio: Total Index Growth Fund III (individually a “Fund” and collectively the “Funds”). The investment objective of the Funds, except the Series III Fund, is to meet or exceed the performance of certain indexes over a seven-year period while protecting the value of a shareholder's principal investment in the Fund (including any sales load) at the end of the seven-year period (the “Protected Amount”). The primary investment objective of the Series III Fund is to meet or exceed the performance of a certain index over a seven-year period with absolute returns. The secondary objective of the Fund is to protect a shareholder’s Protected Amount at the end of the seven-year period. The indexes that were selected to be the Funds’ benchmarks are as follows:

Fund	Benchmark
Principal Protected 500 Series I	Standard & Poor’s 500 Composite Stock Index
Principal Protected 100 Series I	Nasdaq-100 Index
Principal Protected 2000 Series I	Russell 2000 Index
Principal Protected 400 Series I	Standard & Poor’s Mid-Cap 400 Index
Principal Protected LS Series I	Standard & Poor’s 500 Composite Stock Index
500 Protected Growth Fund II	Standard & Poor’s 500 Composite Stock Index
100 Protected Growth Fund II	Nasdaq-100 Index
400 Protected Growth Fund II	Standard & Poor’s Mid-Cap 400 Index
2000 Protected Growth Fund II	Russell 2000 Index
Total Index Protected Growth Fund II	Standard & Poor’s 500 Composite Stock Index
LS Protected Growth Fund II	Standard & Poor’s 500 Composite Stock Index
Total Index Growth Fund III	Standard & Poor’s 500 Composite Stock Index

The offering period for Series I, Series II and Series III was February 20, 2003 through June 20, 2003, September 2, 2003 through December 29, 2003, and February 17, 2004 through May 31, 2004, respectively. Each Fund in Series I was seeded with $20,000 in capital for 2,000 seed shares by AGILEX Advisors LLC (the “Adviser”), formerly Black Diamond Asset Management LLC. Shares were sold to the public and operations commenced on April 17, 2003 for each Fund in Series I, October 2, 2003 for each Fund in Series II and March 24, 2004 for the Fund in Series III. The Investment Date, when the Adviser began investment operations to meet the Funds’ investment objectives, was July 7, 2003, January 5, 2004 and June 7, 2004 for Series I, Series II and Series III, respectively.

Each Fund in the Trust offers either a single class of shares (Series II and III), or two classes of shares (Series I). Funds with two classes of shares offer Blue Shares and Green Shares. Each class of shares of a Series I Fund represents interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structure and ongoing operating expenses.

B. Significant Accounting Policies. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

AGILEX Funds

Notes to Financial Statements

December 31, 2004

1. Security Valuation. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices or current market quotations or calculations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq official closing price. Other OTC securities are valued at the last bid price. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Options are valued using the mean between the ask and bid prices. U.S. Government securities values are based upon latest quoted bid price. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. All other securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees and in accordance with procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2. Zero Coupon Treasuries. Zero coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a discount from their face value and do not pay current interest to holders prior to maturity. The discount approximates the total interest the securities will accrue and compound over the period to maturity at a rate of interest reflecting the market rate at the time of purchase. The original issue discount on the zero coupon securities is amortized using the effective interest method and included in the income of a Fund, even though payment has not been received. Because interest on zero coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities may be subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

3. Options on Fixed-Income, Equity Securities and Indices. Each Fund may purchase or write exchange-traded or OTC put and call options on fixed-income securities, equity securities, exchange traded funds and stock indices. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. A Fund may employ these investment strategies to enhance its performance or to hedge against a decline in the value of securities owned by the Funds. However, the Adviser will purchase put options for the Funds (except the Principal Protected LS Series I and LS Protected Growth Fund II “LS Funds”) only as a risk reducing technique. A stock index option and an exchage-traded fund option are an option contract whose value is based on the value of a stock index or exchange traded fund at some future point in time. When writing call and put options, the Funds will “cover” these positions by purchasing a call or put option on the same index or security. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. In a purchase of a call or put option, the Fund records an amount equal to the premium paid as cost and marks-to-market on a daily basis based upon the current market price of the call option or put option. When call or put options are closed a realized gain or loss is recorded.

AGILEX Funds

Notes to Financial Statements

December 31, 2004

4. Offering Costs. The Adviser incurred $426,115 in offering costs for Series II and Series III, of which $280,000 and $146,115 was allocated to Series II and Series III, respectively. The Adviser absorbed $251,499 and $146,115 of the offering costs incurred for Series II and Series III, respectively. Offering costs are deferred during the offering period and recorded as an expense on the Investment Date. Such costs are allocated by the Series on a pro rata basis amongst the Funds.

5. Accounting for Investments. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined by the identified cost method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives.

6. Multiple Class Allocations: Investment income and expenses (other than service and distribution fees) are allocated to each share class on a daily basis based upon net assets of that class.

C. Adviser and Subadviser Fee. Commencing with the Funds’ Investment Dates, the Funds, except the LS Funds, pay the Adviser a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

Commencing with the Funds’ Investment Dates, the LS Funds pay the Adviser a fee as a percentage of each of the LS Funds’ average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of each of the LS Funds at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund.

Commencing with the Funds’ Investment Dates, the Funds, except the LS Funds, pay Broadmark Asset Management, LLC (the “Subadviser”) a fee as a percentage of aggregate average daily net assets of the Funds at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets. Commencing with the Funds’ Investment Dates, the LS Funds pay the Subadviser a fee as a percentage of each of the LS Funds’ average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the respective LS Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the respective LS Fund. Effective September 30, 2004, Broadmark Asset Management LLC no longer provides Subadviser services to the AGILEX Funds.

For Series II, the Adviser and Subadviser have contractually agreed with the Trust to limit the management fees they charge to each Series II Fund, except the LS Fund II, so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (1) 0.40% of the average daily net assets of each such Fund invested in U.S. Treasury Securities, plus (2) 2.00% of the average daily net assets of each such Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by each such Fund exceed 1% of its average daily net assets (or such other maximum aggregate fee permitted under the Advisory Agreement with the Subadviser). This arrangement will be in effect until the first anniversary of the Investment Dates.

For the year ended December 31, 2004, there were no payments due under the contractual agreement described above, however, the Adviser and Subadviser voluntarily agreed to waive advisory fees in the amount of $54,430, $31,744 and $1,952 for Series I, II and III, respectively.

AGILEX Funds

Notes to Financial Statements

December 31, 2004

D. Trustee Fees. Each Trustee is paid an annual retainer fee of $8,000 for the Trustee’s service to the Trust. In addition, each Trustee is paid a fee of $3,000 for each Board meeting attended. Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings.

E. Distributor. ALPS Distributors, Inc. (the “Distributor”) is the distributor of the shares of the Funds and provides distribution services pursuant to Distribution Plans (the “Plans”) in accordance with Rule 12b-1 under the Act. Commencing with the Funds’ Investment Dates, the Funds pay quarterly fees at an annual rate of 0.50% and 0.75% of average net assets for Series I and Series II, respectively. In addition, the Trust will pay the Distributor a monthly fee at the rate of $1,000 per Fund for the first three Funds, $800 per Fund for the next four Funds, and $600 for each Fund thereafter. The Trust will allocate the aggregate fee among the Funds based on each Fund’s respective net assets. The Adviser has agreed to reimburse any amount in excess of annual limits under Rule 12b-1 of the 1940 Act.

For the fiscal year ended December 31, 2003, the distribution fees paid by the Series I Funds (other than the LS Fund) exceeded the limit for such fees included in rules adopted by the National Association of Securities Dealers (“NASD”) that apply to broker-dealers that sell shares of the Trust. The Adviser reimbursed the relevant Series I Funds for the amounts by which the payments exceeded the NASD limit during these periods through a one-time reimbursement in the fiscal year ended December 31, 2004. These reimbursements amounted to $2,459 for the Principal Protected 500 Series I, $3,000, for the Principal Protected 100 Series I, $2,107 for the Principal Protected 2000 Series I, and $2,202 for the Principal Protected 400 Series I.

The following table shows the amount of sales loads for the year ended December 31, 2004:

Series III	Sales Loads Paid
Total Index Growth Fund III	$230,915

F. Shareholder Service Fee: Commencing with the Funds’ Investment Dates, the Funds, except the LS Funds, pay up to 0.25% of the average daily net assets of each class for the servicing of shareholder accounts. Commencing with the Funds’ Investment Dates, the LS Funds pay up to 0.10% of the average daily net assets of each class for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

G. Administration Fee: Under an administrative services agreement with J.P. Morgan Investor Services Co. (“JPMIS”), the Trust is required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of each fund’s average daily net assets, subject to a minimum annual fee. For periods through June 30, 2004, the minimum annual fee was equal to an annual rate of $125,000 for Series I Funds and $150,000 for all other funds. For periods after June 30, 2004, the minimum annual fee was equal to an annual rate of $1,296,000 for the Trust, which is allocated pro rata among the funds based on their respective net assets. Under an agreement with the Trust, the Adviser agreed to pay any administrative fees in excess of 0.20% of each fund’s average daily net assets.

H. Allocation of Expenses: Direct expenses are charged to the respective Funds and general Trust expenses are allocated to each Fund on the basis of relative net assets of the Funds.

AGILEX Funds

Notes to Financial Statements

December 31, 2004

I. Purchases and Sales of Securities: For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments, are as follows:

Fund	Purchases	Sales
Principal Protected 500 Series I	$0	$1,338,837
Principal Protected 100 Series I	0	804,643
Principal Protected 2000 Series I	0	552,643
Principal Protected 400 Series I	0	493,215
Principal Protected LS Series I	0	368,284
500 Protected Growth Fund II	1,375,737	484,801
100 Protected Growth Fund II	1,103,949	266,767
400 Protected Growth Fund II	700,847	210,165
2000 Protected Growth Fund II	576,405	57,338
Total Index Protected Growth Fund II	5,712,897	1,574,766
LS Protected Growth Fund II	496,243	204,589
Total Index Growth Fund III	4,241,283	717,921

For the year ended December 31, 2004, purchases and sales of long-term options purchased are as follows:

Fund	Purchases	Sales
Principal Protected 500 Series I	$0	$282,763
Principal Protected 100 Series I	0	166,498
Principal Protected 2000 Series I	0	124,054
Principal Protected 400 Series I	0	110,645
Principal Protected LS Series I	0	124,054
500 Protected Growth Fund II	254,079	254,079
100 Protected Growth Fund II	192,032	192,032
400 Protected Growth Fund II	132,760	132,760
2000 Protected Growth Fund II	103,147	103,147
Total Index Protected Growth Fund II	1,305,610	1,305,610
LS Protected Growth Fund II	90,676	90,676
Total Index Growth Fund III	0	0

J. Federal Income Taxes: It is each Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during the period January 1, 2004 to December 31, 2004, and April 17, 2003 to December 31, 2003, respectively, are as follows:

	2004			2003
Fund	Distributed Ordinary Income	Distributed Long-Term Capital Gain	Distributed Capital	Distributed Ordinary Income	Distributed Long-Term Capital Gain	Distributed Capital
Principal Protected 500 Series I	—	—	—	—	—	—
Principal Protected 100 Series I	—	—	—	$5,209	—	$13,282
Principal Protected 2000 Series I	$18,816	—	—	45,841	$9,601	—
Principal Protected 400 Series I	9,535	—	—	24,872	7,469	—
Principal Protected LS Series I	16,138	—	—	31,642	3,589	—

AGILEX Funds

Notes to Financial Statements

December 31, 2004

As of December 31, 2004, the components of accumulated earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
Principal Protected 500 Series I	—	—
Principal Protected 100 Series I	—	—
Principal Protected 2000 Series I	$24,475	$5,694
Principal Protected 400 Series I	5,223	—
Principal Protected LS Series I	—	—
500 Protected Growth Fund II	—	28,865
100 Protected Growth Fund II	—	—
400 Protected Growth Fund II	10,892	12,711
2000 Protected Growth Fund II	—	11,648
Total Index Protected Growth Fund II	—	—
LS Protected Growth Fund II	—	—
Total Index Growth Fund III	126,521	99,676

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are primarily due to differing book to tax treatment of mark-to-market of option contracts. As of December 31, 2004, the Funds had permanent differences attributable to non-deductible offering costs and a net operating loss.

Reclassifications of permanent differences as of December 31, 2004, are as follows:

Fund	Undistributed Net Investment Income	Undistributed Capital Gain	Paid-In Capital
Principal Protected 500 Series I	$48,133	$(17,808)	$(30,325)
Principal Protected 100 Series I	26,790	—	(26,790)
Principal Protected 2000 Series I	21,988	(21,988)	—
Principal Protected 400 Series I	21,706	(21,707)	1
Principal Protected LS Series I	26,679	5	(26,684)
500 Protected Growth Fund II	28,438	(11,658)	(16,780)
100 Protected Growth Fund II	20,208	—	(20,208)
400 Protected Growth Fund II	14,580	(12,243)	(2,337)
2000 Protected Growth Fund II	14,796	(10,644)	(4,152)
Total Index Protected Growth Fund II	97,739	(5,525)	(92,214)
LS Protected Growth Fund II	20,959	—	(20,959)
Total Index Growth Fund III	19,524	(19,524)	—

As of December 31, 2004, the cost of investments for federal income tax purposes and gross unrealized appreciation (depreciation) of investments were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Principal Protected 500 Series I	$3,009,727	$32,622	$(88,431)	$(55,809)
Principal Protected 100 Series I	1,546,242	9,950	(31,998)	(22,048)
Principal Protected 2000 Series I	1,157,595	—	(20,982)	(20,982)
Principal Protected 400 Series I	1,249,149	13,744	(35,838)	(22,094)
Principal Protected LS Series I	877,096	8,672	(25,123)	(16,451)
500 Protected Growth Fund II	1,170,234	9,295	—	9,295
100 Protected Growth Fund II	1,019,783	22,648	—	22,648
400 Protected Growth Fund II	658,512	5,086	—	5,086

AGILEX Funds

Notes to Financial Statements

December 31, 2004

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
2000 Protected Growth Fund II	$612,362	$6,591	$(1,330)	$5,261
Total Index Protected Growth Fund II	5,454,112	40,354	(10,271)	30,083
LS Protected Growth Fund II	370,085	3,239	(187)	3,052
Total Index Growth Fund III	4,446,230	143,963	(4,071)	139,892

For the year ended December 31, 2004, the following Funds had a capital loss carryforward (expiration date 12/31/2012) and a Post-October capital loss deferral as follows:

Fund	Capital Loss Carryforward	Post-October Loss Deferral
Principal Protected 100 Series I	$(91,378)	$(3,825)
Principal Protected LS Series I	(4,003)	—
100 Protected Growth Fund II	(137,054)	—
LS Protected Growth Fund II	(10,010)	—

K. Capital Share Transactions: Transactions for the Funds, by class of shares, were as follows:

	Shares				Dollars
	Sold	Issued as Reinvestment of Dividends	Redeemed	Net Increase/ (Decrease)	Sold	Issued as Reinvestment of Dividends	Redeemed	Net Increase/ (Decrease)
Principal Protected 500 Series 1
Blue Shares
Year ended 12/31/04	—	—	(100,274)	(100,274)	—	—	$(988,130)	$(988,130)
Period ended 12/31/03*	539,168	—	(122,418)	416,750	$5,393,701	—	(1,184,341)	4,209,360
Green Shares
Year ended 12/31/04	—	—	(49,317)	(49,317)	—	—	(495,289)	(495,289)
Period ended 12/31/03*	94,312	—	(35,470)	58,842	943,266	—	(343,447)	599,819
Silver Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,750)	(4,750)
Gold Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,750)	(4,750)
Principal Protected 100 Series 1
Blue Shares
Year ended 12/31/04	—	—	(91,762)	(91,762)	—	—	(875,526)	(875,526)
Period ended 12/31/03*	416,499	1,661	(166,617)	251,543	4,167,522	$16,296	(1,613,580)	2,570,238
Green Shares
Year ended 12/31/04	—	—	(50)	(50)	—	—	(498)	(498)
Period ended 12/31/03*	28,664	140	(19,272)	9,532	286,783	1,373	(189,922)	98,234
Silver Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,823)	(4,823)
Gold Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,823)	(4,823)
Principal Protected 2000 Series 1
Blue Shares
Year ended 12/31/04	—	1,721	(63,030)	(61,309)	—	16,176	(618,885)	(602,709)
Period ended 12/31/03*	267,394	5,080	(96,534)	175,940	2,675,494	49,831	(956,124)	1,769,201
Green Shares
Year ended 12/31/04	—	141	(51)	90	—	1,321	(507)	814
Period ended 12/31/03*	9,575	262	(102)	9,735	95,754	2,571	(1,016)	97,309
Silver Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,866)	(4,866)
Gold Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,866)	(4,866)
Principal Protected 400 Series 1
Blue Shares
Year ended 12/31/04	—	871	(55,160)	(54,289)	—	8,151	(537,040)	(528,889)
Period ended 12/31/03*	274,230	2,971	(100,791)	176,410	2,743,826	29,147	(988,683)	1,784,290

*	Commencement of operations for Series I was April 17, 2003.

AGILEX Funds

Notes to Financial Statements

December 31, 2004

	Shares				Dollars
	Sold	Issued as Reinvestment of Dividends	Redeemed	Net Increase/ (Decrease)	Sold	Issued as Reinvestment of Dividends	Redeemed	Net Increase/ (Decrease)
Principal Protected 400 Series 1 (cont.)
Green Shares
Year ended 12/31/04	—	68	(50)	18	—	$640	$(500)	$140
Period ended 12/31/03*	9,575	149	(101)	9,623	$95,754	1,464	(1,000)	96,218
Silver Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,827)	(4,827)
Gold Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,827)	(4,827)
Principal Protected LS Series 1
Blue Shares
Year ended 12/31/04	—	1,612	(45,125)	(43,513)	—	14,884	(433,006)	(418,122)
Period ended 12/31/03*	253,042	2,942	(124,323)	131,661	2,532,060	29,092	(1,223,320)	1,337,832
Green Shares
Year ended 12/31/04	—	172	(50)	122	—	1,586	(768)	818
Period ended 12/31/03*	38,561	578	(29,516)	9,623	385,916	5,714	(296,047)	95,583
Silver Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,846)	(4,846)
Gold Shares (discontinued)
Period ended 12/31/03*	—	—	(500)	(500)	—	—	(4,846)	(4,846)
500 Protected Growth Fund II
Year ended 12/31/04	—	—	(55,985)	(55,985)	—	—	(552,795)	(552,795)
Period ended 12/31/03**	196,860	—	(4,250)	192,610	1,968,604	—	(42,510)	1,926,094
100 Protected Growth Fund II
Year ended 12/31/04	—	—	(30,799)	(30,799)	—	—	(281,472)	(281,472)
Period ended 12/31/03**	158,890	—	(4,250)	154,640	1,588,912	—	(42,500)	1,546,412
400 Protected Growth Fund II
Year ended 12/31/04	—	—	(25,154)	(25,154)	—	—	(244,094)	(244,094)
Period ended 12/31/03**	103,566	—	(5,206)	98,360	1,035,657	—	(52,057)	983,600
2000 Protected Growth Fund II
Year ended 12/31/04	—	—	(8,856)	(8,856)	—	—	(87,175)	(87,175)
Period ended 12/31/03**	86,319	—	(4,285)	82,034	863,194	—	(42,850)	820,344
Total Index Protected Growth Fund II
Year ended 12/31/04	—	—	(200,009)	(200,009)	—	—	(1,904,109)	(1,904,109)
Period ended 12/31/03**	815,548	—	(3,001)	812,547	8,155,479	—	(30,008)	8,125,471
LS Protected Growth Fund II
Year ended 12/31/04	—	—	(25,935)	(25,935)	—	—	(247,581)	(247,581)
Period ended 12/31/03**	71,863	—	(2)	71,861	718,624	—	(30)	718,594
Total Index Growth Fund III
Year ended 12/31/04***	621,968	—	(92,337)	529,631	6,219,685	—	(916,646)	5,303,039

*	Commencement of operations for Series I was April 17, 2003.

**	Commencement of operations for Series II was October 2, 2003.

***	Commencement of operations for Series III was March 24, 2004.

AGILEX Funds

Notes to Financial Statements

December 31, 2004

L: Options Transactions: Options written for the year :

Principal Protected 500 Series I	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	49	35,270
Options terminated in closing transaction	(49)	(35,270)

Options outstanding at December 31, 2004	—	$—

Principal Protected 100 Series I	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	7	1,798
Options terminated in closing transaction	(7)	(1,798)

Options outstanding at December 31, 2004	—	$—

Principal Protected 2000 Series I	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	38	3,954
Options terminated in closing transaction	(38)	(3,954)

Options outstanding at December 31, 2004	—	$—

Principal Protected 400 Series I	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	10	(7,640)
Options terminated in closing transaction	(10)	7,640

Options outstanding at December 31, 2004	—	$—

Principal Protected LS Series I	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	33	7,060
Options terminated in closing transaction	(33)	(7,060)

Options outstanding at December 31, 2004	—	$—

500 Protected Growth Fund II	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	37	27,142
Options terminated in closing transaction	(37)	(27,142)

Options outstanding at December 31, 2004	—	$—

100 Protected Growth Fund II	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	11	3,914
Options terminated in closing transaction	(11)	(3,914)

Options outstanding at December 31, 2004	—	$—

AGILEX Funds

Notes to Financial Statements

December 31, 2004

400 Protected Growth Fund II	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	9	(8,829)
Options terminated in closing transaction	(9)	8,829

Options outstanding at December 31, 2004	—	$—

2000 Protected Growth Fund II	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	34	(3,617)
Options terminated in closing transaction	(34)	3,617

Options outstanding at December 31, 2004	—	$—

Total Index Protected Growth Fund II	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	128	(87,478)
Options terminated in closing transaction	(128)	87,478

Options outstanding at December 31, 2004	—	$—

LS Protected Growth Fund II	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	24	4,993
Options terminated in closing transaction	(24)	(4,993)

Options outstanding at December 31, 2004	—	$—

Total Index Growth Fund III	Number of Contracts	Premiums Received
Options outstanding December 31, 2003	—	$—
Options written	81	64,946
Options terminated in closing transaction	(81)	(64,946)

Options outstanding at December 31, 2004	—	$—

M. Subsequent Event:

Effective February 22, 2005, AGILEX Funds is making the following changes concerning service provider to the Funds for administrator, distributor and custodian:

The administrator will be changing from JPMIS to Citco Mutual Fund Services, Inc.

The distributor will be changing from ALPS Distributors, Inc. to Citco Mutual Fund Distributor, Inc.

The custodian will be changing from JPMorgan Chase & Co. to Wachovia Bank, N.A.

AGILEX Funds

Report of Independent Registered Public Accounting Firm

December 31, 2004

To the Shareholders and Board of Trustees of AGILEX Funds,

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AGILEX Funds (the “Funds ”) comprising Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I, Principal Protected LS Series I, 500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II, LS Protected Growth Fund II and Total Index Growth Fund III (the “Portfolios”) as of December 31, 2004, and the related statements of operations and changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting AGILEX Funds as of December 31, 2004, the results of their operations, the changes in their net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

March 9, 2005

AGILEX Funds

Trustees and Officers

Trustees

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds of Trust Overseen

Disinterested Trustees

R. Carol Casey P.O. Box 147 New Port Richey, FL 34656 Age: 52	Trustee	From 2003 to present	Senior V.P. Inst. Business Group, Strong Capital Management (12/00-10/01); Chief Investment Officer, Massachusetts Pension Reserve Investment Management Bd. (7/99-9/00); Chief Investment Officer, Maryland State Retirement Agency (9/91-6/99).	12

Ali Fatemi, Ph. D. 2425 N. Orchard Chicago, IL 60614 Age: 55	Trustee	From 2003 to present	Chairman, Department of Finance, DePaul University (1998-Present); Head, Department of Finance, Kansas State University (1980-1998).	12

Officers

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past 5 Years	Number of Funds of Trust Overseen

Robert M. Gunville 200 E. Broward Blvd. Suite 920 Fort Lauderdale, FL 33301 Age: 43	President	October 2004 to present	Chief Operating Officer of AGILEX Advisers LLC since 2003. Chief Operating Officer of the Citizens Funds from 2000 to 2003. Before then, Vice President of Scudder Kemper Investments.	12

Charles F. Fistel 200 E. Broward Blvd. Suite 920 Fort Lauderdale, FL 33301 Age: 43	Secretary and Chief Financial Officer.	From 2003 to present	Managing Member of AGILEX Holdings LLC and AGILEX Advisers LLC since 2002. Managing Partner of Unisyn Companies, Inc. from 1999 to 2002. Prior thereto, Executive Vice President of Viragen, Inc.	12

*	Each Trustee serves until his or her retirement.

Each Officer is re-elected on an annual basis.

The Trust’s Statement of Additional Information includes additional information about each trustee and is available, without charge, upon request if you call 1-866-726-1700.

AGILEX Funds

Proxy Voting Policies and Procedures

December 31, 2004

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, (by calling a toll-free number at 1- 866-726-1700)(on the Fund’s website at http:// www.agilexfunds.com) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller. The Registrant did not make any amendments to its code of ethics during the covered period. The Registrant did not grant any waivers from any provisions of the code of ethics during the covered period. A copy of the code of ethics was included as an exhibit to the Registrant’s Form N-CSR filed on March 10, 2004. The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Registrant at 1-866-726-1700.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fee: The aggregate fees billed for the last two fiscal years ended December 31, 2003 and December 31, 2004 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $154,000 and $198,000, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the last two fiscal years ended December 31, 2003 and December 31, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

The fees billed to other entities in the investment company complex for the last two fiscal years ended December 31, 2003 and December 31, 2004 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the last two fiscal years ended December 31, 2003 and December 31, 2004 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $22,000 and $27,300, respectively.

The fees billed to other entities in the investment company complex for the last two fiscal years ended December 31, 2003 and December 31, 2004 for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0, respectively.

(d)	All Other Fees: The aggregate fees billed for the last two fiscal years ended December 31, 2003 and December 31, 2004 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $13,000 and $13,000, respectively. These services related primarily to the independent verification by the principal accountant of certain securities held by the Registrant’s Series I Funds in connection with receiving a rating for these funds.

The fees billed to other entities in the investment company complex for the last two fiscal years ended December 31, 2003 and December 31, 2004 for products and services provided by the principal accountant, other than services reported in Items 4(a) through (c) that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0, respectively.

(e)	Pre-Approval Policies and Procedures:

(1)	The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2)	None of the services described in Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Aggregate Non-Audit Services: The aggregate non-audit fees billed during the last two fiscal years ended December 31, 2003 and December 31, 2004 by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $35,000 and $40,300, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

The complete schedule of investments for each series is disclosed in the Registrant’s Annual Report to Shareholders, which is included as Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “Act”)), the principal executive officer and the principal financial officer of the Registrant have concluded that such disclosure controls and procedures as of March 9, 2005 are effective in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second half of its last fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) A copy of the code of ethics is incorporated by reference from Registrant’s Form N-CSR filed on March 10, 2004.

(a)(2) The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b) The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGILEX FUNDS
Date: March 10, 2005

/s/ Robert M. Gunville
Robert M. Gunville
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 10, 2005

/s/ Robert M. Gunville
Robert Gunville
President

Date: March 10, 2005

/s/ Charles F. Fistel
Charles F. Fistel
Chief Financial Officer and Treasurer